LEASES	9 Months Ended
Sep. 30, 2019
LEASES
LEASES

20.         LEASES

The Company’s leases consist primarily of land, office space, as well as miscellaneous production and other equipment. Information about the right-of-use assets and associated lease liabilities are seen below.

a)Right-of-Use Assets

	ROU - Land use	ROU -	ROU -
	Rights	Buildings	Equipment	Total
	$	$	$	$
Costs:
Balance, applied January 1, 2019	3,634,227	1,371,759	178,179	5,184,165
Additions	—	1,720,037	21,238	1,741,275
Balance, September 30, 2019	3,634,227	3,091,796	199,417	6,925,440

Accumulated Depreciation:
Balance, applied January 1, 2019	181,711	449,664	22,560	653,935
Amortization during period	90,856	299,383	31,149	421,388
Balance, September 30, 2019	272,567	749,047	53,709	1,075,323

Carrying value:
September 30, 2019	3,361,660	2,342,749	145,708	5,850,117
December 31 2018	—	—	—	—

b)Lease Liabilities

The following table reconciles the opening and ending balances of the lease liabilities:

$
Lease liabilities recognized at January 1, 2019	4,729,324
Lease liability additions	1,743,383
Lease payments	(621,715)
Interest incurred	289,617
Balance, September 30, 2019	6,140,609

The Company expects the following maturities of its undiscounted lease liabilities:

Contractual Undiscounted Cash Flows:

$
Within 1 year	1,256,198
1 - <3 years	2,277,880
3 - <5 years	880,573
Over 5 years	7,280,001
Balance, September 30, 2019	11,694,652